Income tax (Details)	9 Months Ended
Sep. 30, 2019
Cyprus
Disclosure of income taxes
Corporate income tax rate	12.50%
Russia
Disclosure of income taxes
Corporate income tax rate	20.00%
Tax rate on income received from Russia government bonds	15.00%
Withholding tax rate on payment of dividends	15.00%
Reduced withholding tax rate on payment of dividends	5.00%
Kazakhstan
Disclosure of income taxes
Corporate income tax rate	20.00%